Property, plant and equipment - Schedule of amounts included in the consolidated statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Within operating cash flows	$ (366)	$ (137)	$ (832)
Within financing cash flows	(2,766)	(3,476)	(2,122)
Total	$ (3,132)	$ (3,613)	$ (2,954)